Summary of Significant Accounting Policies - Utility Capital Assets (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, composite depreciation rate	2.80%	3.10%
Utility capital assets, generation remaining useful life	26 years	27 years
Utility capital assets, other remaining useful life	14 years	8 years
Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, straight line depreciation rate	0.90%	1.30%
Utility capital assets, generation useful life	5 years	5 years
Utility capital assets, other useful life	3 years	3 years
Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, straight line depreciation rate	34.60%	43.20%
Utility capital assets, generation useful life	85 years	85 years
Utility capital assets, other useful life	70 years	70 years
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, distribution remaining useful life	32 years	30 years
Electric Distribution | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, distribution useful life	5 years	5 years
Electric Distribution | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, distribution useful life	80 years	80 years
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, distribution remaining useful life	33 years	33 years
Gas Distribution | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, distribution useful life	7 years	4 years
Gas Distribution | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, distribution useful life	95 years	95 years
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, transmission remaining useful life	41 years	29 years
Electric Transmission | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, transmission useful life	20 years	20 years
Electric Transmission | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, transmission useful life	80 years	80 years
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, transmission remaining useful life	34 years	36 years
Gas Transmission | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, transmission useful life	7 years	7 years
Gas Transmission | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Utility capital assets, transmission useful life	80 years	80 years